BUSINESS AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Accounting Policies [Abstract]
BUSINESS AND BASIS OF PRESENTATION

(1) BUSINESS AND BASIS OF PRESENTATION

As of June 11, 2013, Del Frisco’s Restaurant Group, Inc. (the “Company”) owned and operated 35 restaurants under the brand names of Del Frisco’s Double Eagle Steak House (“Del Frisco’s”), Sullivan’s Steakhouse (“Sullivan’s”), and Del Frisco’s Grille (“Grille”). Of the 35 restaurants the Company operated at the end of the period covered by this report, there were ten Del Frisco’s restaurants, 19 Sullivan’s restaurants and six Grille restaurants in operation in 19 states throughout the United States of America. One new Grille location opened during the 24 weeks ended June 11, 2013 in Houston, Texas.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all the information and disclosures required by GAAP for complete financial statements. Operating results for the 24 weeks ended June 11, 2013 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2013. In the opinion of management, the unaudited condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation. Certain amounts from the prior years have been reclassified to conform with the fiscal 2013 presentation. These unaudited condensed consolidated financial statements and related notes should be read in conjunction with the consolidated financial statements and notes for the fiscal year ended December 25, 2012 included in the Company’s Annual Report filed on Form 10-K for the fiscal year ended December 25, 2012 filed with the SEC on February 26, 2013, as amended on June 14, 2013.

The Company operates on a 52- or 53-week fiscal year ending the last Tuesday in December. The fiscal quarters ended June 11, 2013 and June 12, 2012 each contained 12 weeks and are referred to herein as the second quarter of fiscal year 2013 and the second quarter of fiscal year 2012, respectively. Fiscal year 2013 will be a 53-week fiscal year and fiscal year 2012 was a 52-week fiscal year.

(1) Organization and Basis of Presentation

Background

Del Frisco’s Restaurant Group, Inc. (the Company) is incorporated in Delaware as a corporation. Prior to its initial public offering (“IPO”) in 2012, the Company was a wholly owned subsidiary of LSF5 Wagon Holdings, LLC (Wagon), which is a wholly owned subsidiary of LSF5 COI Holdings, LLC (Holdings), which is majority owned by Lone Star Fund V (U.S.), L.P. (the Fund), which is a private investment fund.

Effective December 13, 2006, the Fund, through Holdings, acquired all of the outstanding capital stock of Lone Star Steakhouse & Saloon, Inc. (Star), through a series of transactions pursuant to an Agreement and Plan of Merger (the Acquisition). Prior to the Acquisition, Star was a public company that owned and operated steakhouse restaurants under four different restaurant brands, which included Lone Star Steakhouse & Saloon (Lone Star), Texas Land & Cattle Steak House (TXLC), Sullivan’s Steakhouse (Sullivan’s), and Del Frisco’s Double Eagle Steak House (Del Frisco’s).

In connection with the Acquisition, Holdings contributed all of the assets, restaurant operations, trade names, and other intangible assets of its Lone Star and TXLC restaurants to LSF5 Cowboy Holdings, LLC (Casual Dining Companies), which is a wholly owned subsidiary of Holdings. In addition, LS Management, Inc. (LSM), which was previously a wholly owned subsidiary of Star that provided all of the accounting, legal, and other administrative support to all of Star’s restaurants, was contributed to the Casual Dining Companies. Concurrently, the remaining assets and restaurant operations of Star, which primarily included the Del Frisco’s and Sullivan’s restaurants as well as LS Finance, LLC which was previously a wholly owned subsidiary of Star that provided all of the cash management and treasury support to all of Star’s restaurants, were contributed to the Company.

On July 26, 2012, the Company priced a $75,400 IPO of 5.8 million shares of common stock at $13.00 per share. On July 27, 2012, the Company’s common stock began trading on the NASDAQ Global Select Market under the ticker symbol “DFRG.” Upon the August 1, 2012 closing of the IPO, the Company received net proceeds of $70,122, reflecting $5,278 of underwriting discounts and commissions. Additionally, the Company incurred $3,666 in offering costs that reduced the net proceeds available to additional paid in capital. At the completion of the IPO, an entity controlled by the Fund (together with its affiliates, but excluding the Company and other companies that it or they own or control as a result of their investment activities) owned approximately 18.0 million shares of common stock, or approximately 75.6% of the Company’s outstanding shares.

Prior to the IPO closing, the Company converted from a limited liability company to a corporation and in connection therewith, the Company’s then-outstanding membership interests were converted into approximately 18.0 million shares of Company common stock (the “Conversion”). All issued and outstanding common stock and per share amounts contained in the financial statements have been retroactively adjusted to reflect the Conversion. As part of the IPO, the Company established its authorized shares at 10,000,000 shares of preferred stock, $0.001 par value per share, and 190,000,000 shares of common stock, $0.001 par value per share. At August 1, 2012, the closing date of the IPO, the Company had a total of approximately 23.8 million common shares issued and outstanding.

The Company used a portion of the net proceeds from the IPO to repay $61,000 of amounts outstanding under its credit facility on August 1, 2012. In addition, the Company used $3,000 of the net proceeds to make a one-time payment an affiliate of the Fund in consideration for the termination of an asset advisory agreement upon consummation of the IPO, which is reflected as an operating expense in the consolidated statements of income and comprehensive income. The remainder of the net proceeds will be used for working capital and other general corporate purposes. In conjunction with the repayment of amounts outstanding under the credit facility, the Company wrote-off $1,649 in unamortized debt issuance costs in the third quarter of fiscal 2012.

Description of Business

The Company owns and operates restaurants in the upscale steakhouse market under the brand names of Del Frisco’s Double Eagle Steak House (“Del Frisco’s”), Sullivan’s Steakhouse (“Sullivan’s”), and Del Frisco’s Grille (“Grille”). As of December 25, 2012 the Company owned and operated 10 Del Frisco’s, 19 Sullivan’s and five Del Frisco’s Grille restaurants. During 2010, the Company opened a Sullivan’s restaurant in Seattle, Washington. During fiscal 2011, the Company opened a Del Frisco’s in Boston, Massachusetts and Del Frisco’s Grilles in New York City and Dallas, Texas. During fiscal 2012, the Company opened Del Frisco’s Grilles in Phoenix, Arizona, Washington, D.C., and Atlanta, Georgia as well as a Del Frisco’s in Chicago, Illinois.